Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
Summary of Other Assets Presented on the Consolidated Balance Sheet
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2018	2017
Corporate/bank-owned life insurance	$4,937	$4,857
Accounts receivable	3,692	4,590
Fails to deliver	2,274	2,817
Software	1,652	1,499
Prepaid pension assets	1,357	1,416
Renewable energy investments	1,264	1,368
Income taxes receivable	1,125	1,533
Equity in a joint venture and other investments	1,064	1,083
Qualified affordable housing project investments	999	1,014
Federal Reserve Bank stock	484	477
Prepaid expense	385	395
Fair value of hedging derivatives	289	323
Seed capital	224	288
Other (a)	1,552	1,369
Total other assets	$21,298	$23,029

(a)	At Dec. 31, 2018 and Dec. 31, 2017, other assets include $111 million and $82 million, respectively, of Federal Home Loan Bank stock, at cost.

Summary of Investments Valued Using NAV
The table below presents information on our investments valued using NAV.

Other assets valued using NAV
	Dec. 31, 2018				Dec. 31, 2017
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Seed capital	$54	$—	Daily-quarterly	1-90 days	$40	$1	Daily-quarterly	1-90 days
Private equity investments (SBICs) (a)	74	41	N/A	N/A	55	42	N/A	N/A
Other (b)	87	—	Daily-quarterly	1-95 days	59	—	Daily-quarterly	1-95 days
Total	$215	$41			$154	$43

(a)
Private equity investments include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.

(b)	Primarily relates to investments in funds that relate to deferred compensation arrangements with employees.